January 30, 2014

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Touchstone Investment Trust

File Nos:  002-52242 and 811-02538

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated January 30, 2014, do not differ from those contained in Post-Effective Amendment No. 106 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on January 27, 2014 (SEC Accession No. 0001104659-14-004328).

Any comments on this filing should be directed to Bo J. Howell at (513) 629-2941.

Sincerely,

/s/Elizabeth R. Freeman

Elizabeth R. Freeman

cc:                                Bo J. Howell, Esq.